UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin International Equity Fund
Class A [LMEAX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$63	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$290,993,051
Total Number of Portfolio Holdings	166
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7193-STSR-0526

Franklin International Equity Fund
Class C [LMGEX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$102	2.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$290,993,051
Total Number of Portfolio Holdings	166
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7080-STSR-0526

Franklin International Equity Fund
Class FI [LGFEX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$64	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$290,993,051
Total Number of Portfolio Holdings	166
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7139-STSR-0526

Franklin International Equity Fund
Class R [LMIRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$79	1.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$290,993,051
Total Number of Portfolio Holdings	166
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7263-STSR-0526

Franklin International Equity Fund
Class I [LGIEX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$49	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$290,993,051
Total Number of Portfolio Holdings	166
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7350-STSR-0526

Franklin International Equity Fund
Class IS [LIESX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$44	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$290,993,051
Total Number of Portfolio Holdings	166
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7270-STSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
International Equity Fund
Financial Statements and Other Important Information
Semi-Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
March 31, 2026
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.2%
Communication Services — 3.0%
Diversified Telecommunication Services — 1.5%
Deutsche Telekom AG, Registered Shares	79,175	$2,955,070 (a)
Telstra Group Ltd.	379,421	1,400,674 (a)
Total Diversified Telecommunication Services		4,355,744
Entertainment — 0.3%
Spotify Technology SA	1,603	777,311 *
Interactive Media & Services — 0.5%
Autotrader Group PLC	89,023	557,202 (a)(b)
LY Corp.	442,800	1,067,650 (a)
Total Interactive Media & Services		1,624,852
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC	1,373,736	2,072,077 (a)

Total Communication Services		8,829,984
Consumer Discretionary — 9.7%
Automobile Components — 0.1%
Aisin Corp.	15,700	221,183 (a)
Automobiles — 2.1%
Mercedes-Benz Group AG	29,597	1,819,117 (a)
Subaru Corp.	72,300	1,164,854 (a)
Suzuki Motor Corp.	143,900	1,753,958 (a)
Toyota Motor Corp.	72,700	1,511,240 (a)
Total Automobiles		6,249,169
Broadline Retail — 1.8%
Next PLC	10,478	1,770,246 (a)
Ryohin Keikaku Co. Ltd.	77,100	1,645,284 (a)
Wesfarmers Ltd.	36,163	1,846,337 (a)
Total Broadline Retail		5,261,867
Hotels, Restaurants & Leisure — 0.6%
Galaxy Entertainment Group Ltd.	106,000	479,109 (a)
InterContinental Hotels Group PLC	9,500	1,252,811 (a)
Total Hotels, Restaurants & Leisure		1,731,920
Household Durables — 1.3%
Panasonic Holdings Corp.	58,100	974,416 (a)
Sony Group Corp.	139,900	2,915,899 (a)
Total Household Durables		3,890,315
Leisure Products — 0.4%
Bandai Namco Holdings Inc.	45,100	1,112,635 (a)
Specialty Retail — 1.0%
Industria de Diseno Textil SA	24,571	1,430,248 (a)
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Kingfisher PLC	361,242	$1,373,564 (a)
Total Specialty Retail		2,803,812
Textiles, Apparel & Luxury Goods — 2.4%
Asics Corp.	63,300	1,701,828 (a)
Cie Financiere Richemont SA, Registered Shares	9,798	1,729,995 (a)
LVMH Moet Hennessy Louis Vuitton SE	5,448	2,978,147 (a)
Pandora A/S	9,350	668,281 (a)
Total Textiles, Apparel & Luxury Goods		7,078,251

Total Consumer Discretionary		28,349,152
Consumer Staples — 6.0%
Consumer Staples Distribution & Retail — 1.3%
Koninklijke Ahold Delhaize NV	43,801	2,039,777
Loblaw Cos. Ltd.	15,612	711,748
Tesco PLC	151,831	954,263 (a)
Total Consumer Staples Distribution & Retail		3,705,788
Food Products — 2.2%
Nestle SA, Registered Shares	46,949	4,605,277 (a)
WH Group Ltd.	1,379,000	1,812,608 (a)(b)
Total Food Products		6,417,885
Personal Care Products — 2.1%
Kao Corp.	32,500	1,265,146
L’Oreal SA	6,124	2,500,371 (a)
Unilever PLC	43,645	2,396,084 (a)
Total Personal Care Products		6,161,601
Tobacco — 0.4%
Imperial Brands PLC	25,041	1,015,358 (a)

Total Consumer Staples		17,300,632
Energy — 3.5%
Oil, Gas & Consumable Fuels — 3.5%
ENEOS Holdings Inc.	203,200	1,830,860 (a)
Equinor ASA	41,426	1,764,929 (a)
Inpex Corp.	70,700	2,091,271 (a)
Parex Resources Inc.	60,200	1,183,141
Repsol SA	15,386	433,092 (a)
Shell PLC	37,345	1,729,635 (a)
Suncor Energy Inc.	5,100	337,324
TotalEnergies SE	8,810	808,530 (a)

Total Energy		10,178,782
See Notes to Financial Statements.

Franklin International Equity Fund 2026 Semi-Annual Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 22.3%
Banks — 12.3%
AIB Group PLC	195,825	$2,090,454 (a)
Banco Santander SA	361,834	4,056,419 (a)
Barclays PLC	422,576	2,211,545 (a)
BNP Paribas SA	26,438	2,518,580 (a)
Commonwealth Bank of Australia	9,318	1,091,201 (a)
Credit Agricole SA	80,419	1,500,968 (a)
HSBC Holdings PLC	330,106	5,421,197 (a)
ING Groep NV	84,801	2,201,152 (a)
Intesa Sanpaolo SpA	383,063	2,316,721 (a)
Lloyds Banking Group PLC	205,716	254,972 (a)
Mitsubishi UFJ Financial Group Inc.	52,700	892,418 (a)
National Australia Bank Ltd.	19,895	575,476 (a)
NatWest Group PLC	291,216	2,157,313 (a)
Societe Generale SA	29,621	2,162,834 (a)
Standard Chartered PLC	87,518	1,823,862 (a)
Sumitomo Mitsui Financial Group Inc.	9,300	305,787 (a)
Toronto-Dominion Bank	15,300	1,428,924
UniCredit SpA	40,171	2,882,020 (a)
Total Banks		35,891,843
Capital Markets — 2.7%
3i Group PLC	54,940	1,790,550 (a)
Deutsche Bank AG, Registered Shares	77,966	2,320,275 (a)
IGM Financial Inc.	30,700	1,462,724
Singapore Exchange Ltd.	97,400	1,485,850 (a)
UBS Group AG, Registered Shares	18,979	740,056 (a)
Total Capital Markets		7,799,455
Financial Services — 0.9%
Industrivarden AB, Class A Shares	29,274	1,458,026 (a)
ORIX Corp.	37,600	1,115,643 (a)
Total Financial Services		2,573,669
Insurance — 6.4%
Aegon Ltd.	200,736	1,468,028 (a)
AIA Group Ltd.	73,800	820,016 (a)
Allianz SE, Registered Shares	8,008	3,381,927 (a)
AXA SA	56,849	2,612,300 (a)
Japan Post Holdings Co. Ltd.	139,100	1,606,113 (a)
Japan Post Insurance Co. Ltd.	153,000	1,543,097 (a)
MS&AD Insurance Group Holdings Inc.	76,800	2,004,140 (a)
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,871	$1,813,155 (a)
NN Group NV	19,440	1,518,185 (a)
Sompo Holdings Inc.	44,600	1,736,200 (a)
Total Insurance		18,503,161

Total Financials		64,768,128
Health Care — 11.6%
Health Care Equipment & Supplies — 0.9%
Hoya Corp.	5,700	988,155 (a)
Olympus Corp.	51,200	487,799 (a)
Smith & Nephew PLC	79,701	1,262,784 (a)
Total Health Care Equipment & Supplies		2,738,738
Health Care Technology — 0.1%
Pro Medicus Ltd.	4,426	364,777 (a)
Pharmaceuticals — 10.6%
Astellas Pharma Inc.	129,100	2,104,564 (a)
AstraZeneca PLC	29,143	5,698,622 (a)
Chugai Pharmaceutical Co. Ltd.	29,800	1,643,425 (a)
GSK PLC	115,986	3,194,890 (a)
Ipsen SA	8,585	1,604,396 (a)
Novartis AG, Registered Shares	36,898	5,663,638 (a)
Novo Nordisk A/S, Class B Shares	15,286	559,383 (a)
Roche Holding AG	14,407	5,749,702 (a)
Sanofi SA	30,000	2,897,095 (a)
Shionogi & Co. Ltd.	74,100	1,639,162 (a)
Total Pharmaceuticals		30,754,877

Total Health Care		33,858,392
Industrials — 18.1%
Aerospace & Defense — 3.0%
Airbus SE	2,648	500,665 (a)
BAE Systems PLC	68,317	2,002,953 (a)
Rolls-Royce Holdings PLC	221,094	3,358,954 (a)
Safran SA	8,715	2,851,804 (a)
Total Aerospace & Defense		8,714,376
Air Freight & Logistics — 0.7%
Deutsche Post AG	39,149	2,063,424 (a)
Building Products — 1.4%
Cie de Saint-Gobain SA	10,410	861,890 (a)
Daikin Industries Ltd.	14,900	1,787,209 (a)
See Notes to Financial Statements.

Franklin International Equity Fund 2026 Semi-Annual Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
Geberit AG, Registered Shares	2,033	$1,372,337 (a)
Total Building Products		4,021,436
Commercial Services & Supplies — 0.4%
Brambles Ltd.	66,486	1,043,450 (a)
Construction & Engineering — 1.4%
ACS Actividades de Construccion y Servicios SA	18,594	2,267,638 (a)
Bouygues SA	11,394	660,359 (a)
Eiffage SA	5,594	857,939 (a)
Taisei Corp.	2,500	259,004 (a)
Total Construction & Engineering		4,044,940
Electrical Equipment — 2.5%
ABB Ltd., Registered Shares	39,788	3,235,081 (a)
Mitsubishi Electric Corp.	40,300	1,318,096 (a)
Schneider Electric SE	3,196	870,532 (a)
Vestas Wind Systems A/S	65,459	1,974,960 (a)
Total Electrical Equipment		7,398,669
Ground Transportation — 0.7%
Central Japan Railway Co.	56,600	1,471,668 (a)
Seibu Holdings Inc.	23,300	650,973 (a)
Total Ground Transportation		2,122,641
Industrial Conglomerates — 0.6%
Hitachi Ltd.	26,300	771,524 (a)
Siemens AG, Registered Shares	4,279	1,042,510 (a)
Total Industrial Conglomerates		1,814,034
Machinery — 3.2%
Atlas Copco AB, Class A Shares	32,781	578,481 (a)
GEA Group AG	19,912	1,428,043 (a)
Kone oyj, Class B Shares	15,001	957,675 (a)
Makita Corp.	37,300	1,225,915 (a)
Mitsubishi Heavy Industries Ltd.	16,800	461,608 (a)
Schindler Holding AG	3,546	1,168,027 (a)
Wartsila oyj Abp	49,293	1,836,065 (a)
Yangzijiang Shipbuilding Holdings Ltd.	558,800	1,659,855 (a)
Total Machinery		9,315,669
Marine Transportation — 0.6%
SITC International Holdings Co. Ltd.	375,000	1,641,946 (a)
Passenger Airlines — 0.6%
International Consolidated Airlines Group SA	340,363	1,615,469 (a)
Professional Services — 1.3%
Recruit Holdings Co. Ltd.	56,300	2,452,990 (a)
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
RELX PLC	25,160	$824,301 (a)
Wolters Kluwer NV	6,511	486,295 (a)
Total Professional Services		3,763,586
Trading Companies & Distributors — 1.1%
AerCap Holdings NV	12,184	1,671,401
Mitsubishi Corp.	12,600	432,255 (a)
Toyota Tsusho Corp.	32,000	1,240,217 (a)
Total Trading Companies & Distributors		3,343,873
Transportation Infrastructure — 0.6%
Aena SME SA	59,646	1,759,395 (b)

Total Industrials		52,662,908
Information Technology — 10.1%
Communications Equipment — 0.5%
Telefonaktiebolaget LM Ericsson, Class B Shares	134,368	1,531,827 (a)
Electronic Equipment, Instruments & Components — 0.5%
Yokogawa Electric Corp.	43,600	1,347,404 (a)
Semiconductors & Semiconductor Equipment — 6.3%
Advantest Corp.	23,900	3,298,360 (a)
ASML Holding NV	6,857	9,118,141 (a)
Kioxia Holdings Corp.	4,700	613,821 *(a)
Lasertec Corp.	7,300	1,624,787 (a)
SCREEN Holdings Co. Ltd.	7,200	428,951 (a)
Tokyo Electron Ltd.	13,600	3,378,933 (a)
Total Semiconductors & Semiconductor Equipment		18,462,993
Software — 2.2%
Check Point Software Technologies Ltd.	8,191	1,170,084 *
Nice Ltd.	10,854	1,198,375 *(a)
Sage Group PLC	70,991	795,482 (a)
SAP SE	18,255	3,112,161 (a)
Total Software		6,276,102
Technology Hardware, Storage & Peripherals — 0.6%
Logitech International SA, Registered Shares	17,517	1,626,708 (a)

Total Information Technology		29,245,034
Materials — 5.9%
Chemicals — 2.1%
Air Liquide SA	1,553	321,003 (a)
Asahi Kasei Corp.	155,000	1,516,594 (a)
Mitsubishi Chemical Group Corp.	199,300	1,165,134 (a)
Nitto Denko Corp.	51,400	1,028,217 (a)
See Notes to Financial Statements.

Franklin International Equity Fund 2026 Semi-Annual Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Yara International ASA	33,002	$1,929,113 (a)
Total Chemicals		5,960,061
Construction Materials — 0.6%
Holcim AG	21,917	1,811,702 (a)
Metals & Mining — 3.2%
BHP Group Ltd.	112,155	4,058,051 (a)
Evolution Mining Ltd.	28,377	255,527 (a)
Evraz PLC	161,909	0 *(a)(c)(d)
Fortescue Ltd.	109,320	1,562,139 (a)
Fresnillo PLC	11,065	490,467 (a)
Kinross Gold Corp.	56,000	1,712,084
OceanaGold Corp.	43,433	1,369,399
Total Metals & Mining		9,447,667

Total Materials		17,219,430
Real Estate — 0.5%
Real Estate Management & Development — 0.5%
Altus Group Ltd.	32,400	1,112,142
CK Asset Holdings Ltd.	57,500	329,003 (a)

Total Real Estate		1,441,145
Utilities — 5.5%
Electric Utilities — 3.2%
Acciona SA	4,831	1,270,372 (a)
Endesa SA	43,210	1,801,990
Enel SpA	238,016	2,602,188 (a)
Iberdrola SA	153,020	3,503,265 (a)
Total Electric Utilities		9,177,815
Gas Utilities — 1.1%
Osaka Gas Co. Ltd.	37,200	1,506,768 (a)
Tokyo Gas Co. Ltd.	37,300	1,756,683 (a)
Total Gas Utilities		3,263,451
Independent Power and Renewable Electricity Producers — 0.5%
RWE AG	23,488	1,580,246 (a)
Multi-Utilities — 0.7%
Centrica PLC	690,744	1,955,798 (a)

Total Utilities		15,977,310
Total Investments before Short-Term Investments (Cost — $230,073,064)		279,830,897
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,525,884)	3.562%	3,525,884	$3,525,884 (e)
Total Investments — 97.4% (Cost — $233,598,948)			283,356,781
Other Assets in Excess of Liabilities — 2.6%			7,636,270
Total Net Assets — 100.0%			$290,993,051

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin International Equity Fund 2026 Semi-Annual Report

 Franklin International Equity Fund
Summary of Investments by Country#
Japan	23.0%
United Kingdom	14.6
United States	10.6
France	8.0
Germany	7.6
Spain	5.8
Netherlands	5.4
Australia	4.8
Switzerland	3.5
Canada	2.8
Italy	2.8
Ireland	1.3
Sweden	1.3
China	1.2
Denmark	1.1
Hong Kong	1.0
Finland	1.0
Israel	0.8
Brazil	0.7
Norway	0.6
Singapore	0.5
Mexico	0.2
Macau	0.2
Russia	0.0 ‡
Short-Term Investments	1.2
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
‡	Represents less than 0.1%.
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Investments, at value (Cost — $233,598,948)	$283,356,781
Foreign currency, at value (Cost — $50,851)	51,186
Cash	54
Receivable for Fund shares sold	6,430,603
Dividends receivable	1,626,881
European Union tax reclaims receivable (Note 1)	139,631
Prepaid expenses	55,051
Total Assets	291,660,187
Liabilities:
Payable for Fund shares repurchased	288,980
Investment management fee payable	173,254
Fund accounting fees payable	67,399
European Union tax reclaim contingent fees payable (Note 1)	33,875
Service and/or distribution fees payable	21,083
Accrued expenses	82,545
Total Liabilities	667,136
Total Net Assets	$290,993,051
Net Assets:
Par value (Note 7)	$140
Paid-in capital in excess of par value	219,286,327
Total distributable earnings (loss)	71,706,584
Total Net Assets	$290,993,051
See Notes to Financial Statements.

Franklin International Equity Fund 2026 Semi-Annual Report

Net Assets:
Class A	$73,982,686
Class C	$4,130,650
Class FI	$2,795,145
Class R	$2,988,001
Class I	$75,304,539
Class IS	$131,792,030
Shares Outstanding:
Class A	3,696,446
Class C	200,419
Class FI	131,385
Class R	140,271
Class I	3,550,502
Class IS	6,232,897
Net Asset Value:
Class A (and redemption price)	$20.01
Class C*	$20.61
Class FI (and redemption price)	$21.27
Class R (and redemption price)	$21.30
Class I (and redemption price)	$21.21
Class IS (and redemption price)	$21.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$21.17

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2026

Investment Income:
Dividends	$3,383,512
European Union tax reclaims (Note 1)	444
Less: Foreign taxes withheld	(282,218)
Total Investment Income	3,101,738
Expenses:
Investment management fee (Note 2)	1,116,726
Service and/or distribution fees (Notes 2 and 5)	113,058
Transfer agent fees (Notes 2 and 5)	96,689
Fund accounting fees	49,144
Registration fees	48,368
Legal fees	22,760
Audit and tax fees	21,822
Shareholder reports	14,865
Custody fees	10,694
Trustees’ fees	7,687
Commitment fees (Note 8)	1,222
Insurance	987
Fees recaptured by investment manager (Note 2)	41
Miscellaneous expenses	24,167
Total Expenses	1,528,230
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(60,710)
Net Expenses	1,467,520
Net Investment Income	1,634,218
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	25,698,008
Futures contracts	231,017
Foreign currency transactions	(8,713)
Net Realized Gain	25,920,312
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(11,212,262)
Futures contracts	(64,328)
Foreign currencies	(11,363)
Change in Net Unrealized Appreciation (Depreciation)	(11,287,953)
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	14,632,359
Increase in Net Assets From Operations	$16,266,577
See Notes to Financial Statements.

Franklin International Equity Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2026 (unaudited) and the Year Ended September 30, 2025	2026	2025
Operations:
Net investment income	$1,634,218	$5,218,468
Net realized gain	25,920,312	18,462,679
Change in net unrealized appreciation (depreciation)	(11,287,953)	23,539,568
Increase in Net Assets From Operations	16,266,577	47,220,715
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(25,540,855)	(15,111,970)
Decrease in Net Assets From Distributions to Shareholders	(25,540,855)	(15,111,970)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	38,267,180	63,814,814
Reinvestment of distributions	25,433,420	15,054,836
Cost of shares repurchased	(64,170,132)	(62,823,897)
Increase (Decrease) in Net Assets From Fund Share Transactions	(469,532)	16,045,753
Increase (Decrease) in Net Assets	(9,743,810)	48,154,498
Net Assets:
Beginning of period	300,736,861	252,582,363
End of period	$290,993,051	$300,736,861
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.82	$18.80	$15.61	$12.51	$17.51	$14.16
Income (loss) from operations:
Net investment income	0.10	0.32	0.33	0.32	0.42	0.28
Net realized and unrealized gain (loss)	0.93	2.80	3.29	3.35	(4.36)	3.31
Total income (loss) from operations	1.03	3.12	3.62	3.67	(3.94)	3.59
Less distributions from:
Net investment income	(0.38)	(0.37)	(0.43)	(0.55)	(0.33)	(0.24)
Net realized gains	(1.46)	(0.73)	—	(0.02)	(0.73)	—
Total distributions	(1.84)	(1.10)	(0.43)	(0.57)	(1.06)	(0.24)
Net asset value, end of period	$20.01	$20.82	$18.80	$15.61	$12.51	$17.51
Total return[3]	5.12%	18.06%	23.66%	29.73%	(23.94)%	25.53%
Net assets, end of period (000s)	$73,983	$60,393	$39,345	$25,935	$19,460	$26,636
Ratios to average net assets:
Gross expenses	1.26%[4]	1.29%[5]	1.29%[5]	1.38%[5]	1.28%	1.29%
Net expenses[6,7]	1.23 [4]	1.24 [5]	1.24 [5]	1.26 [5]	1.24	1.24
Net investment income	0.98	1.74	1.92	2.14	2.70	1.68
Portfolio turnover rate	25%	44%	63%	34%	33%[8]	41%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.29%
and 1.24%, respectively, for the year ended September 30, 2025, 1.26% and 1.22%, respectively, for the year ended September 30, 2024 and 1.32% and 1.20%, respectively, for the year ended September 30, 2023.

[6]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Trustees’ consent. Prior to May 21, 2021, the expense limitation was 1.30%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin International Equity Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.32	$19.21	$15.91	$12.73	$17.76	$14.35
Income (loss) from operations:
Net investment income	0.03	0.17	0.18	0.19	0.30	0.13
Net realized and unrealized gain (loss)	0.95	2.89	3.38	3.42	(4.44)	3.37
Total income (loss) from operations	0.98	3.06	3.56	3.61	(4.14)	3.50
Less distributions from:
Net investment income	(0.23)	(0.22)	(0.26)	(0.41)	(0.16)	(0.09)
Net realized gains	(1.46)	(0.73)	—	(0.02)	(0.73)	—
Total distributions	(1.69)	(0.95)	(0.26)	(0.43)	(0.89)	(0.09)
Net asset value, end of period	$20.61	$21.32	$19.21	$15.91	$12.73	$17.76
Total return[3]	4.74%	17.13%	22.61%	28.59%	(24.50)%	24.49%
Net assets, end of period (000s)	$4,131	$3,159	$2,267	$2,013	$2,057	$3,132
Ratios to average net assets:
Gross expenses	2.03%[4,5]	2.09%[5,6]	2.14%[6]	2.22%[5,6]	2.11%	2.09%
Net expenses[7,8]	2.00 [4,5]	2.05 [5,6]	2.08 [6]	2.11 [5,6]	2.05	2.04
Net investment income	0.27	0.89	0.99	1.20	1.87	0.75
Portfolio turnover rate	25%	44%	63%	34%	33%[9]	41%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 2.09%
and 2.05%, respectively, for the year ended September 30, 2025, 2.11% and 2.05%, respectively, for the year ended September 30, 2024 and 2.17% and 2.05%, respectively, for the year ended September 30, 2023.

[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.01	$19.79	$16.40	$13.11	$18.30	$14.77
Income (loss) from operations:
Net investment income	0.09	0.32	0.33	0.33	0.43	0.27
Net realized and unrealized gain (loss)	0.99	2.99	3.48	3.51	(4.57)	3.47
Total income (loss) from operations	1.08	3.31	3.81	3.84	(4.14)	3.74
Less distributions from:
Net investment income	(0.36)	(0.36)	(0.42)	(0.53)	(0.32)	(0.21)
Net realized gains	(1.46)	(0.73)	—	(0.02)	(0.73)	—
Total distributions	(1.82)	(1.09)	(0.42)	(0.55)	(1.05)	(0.21)
Net asset value, end of period	$21.27	$22.01	$19.79	$16.40	$13.11	$18.30
Total return[3]	5.13%	18.02%	23.62%	29.68%	(23.98)%	25.52%
Net assets, end of period (000s)	$2,795	$2,840	$2,710	$2,127	$1,808	$2,897
Ratios to average net assets:
Gross expenses	1.28%[4]	1.30%[5]	1.33%[5]	1.43%[5]	1.33%	1.31%
Net expenses[6,7]	1.25 [4]	1.26 [5]	1.28 [5]	1.31 [5]	1.28	1.26
Net investment income	0.85	1.64	1.79	2.08	2.62	1.57
Portfolio turnover rate	25%	44%	63%	34%	33%[8]	41%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
1.30%and 1.26%, respectively, for the year ended September 30, 2025, 1.30% and 1.26%, respectively, for the year ended September 30, 2024 and 1.37% and 1.25%, respectively, for the year ended September 30, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin International Equity Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.01	$19.82	$16.42	$13.14	$18.17	$14.69
Income (loss) from operations:
Net investment income	0.06	0.30	0.29	0.28	0.37	0.20
Net realized and unrealized gain (loss)	1.00	2.96	3.47	3.52	(4.55)	3.46
Total income (loss) from operations	1.06	3.26	3.76	3.80	(4.18)	3.66
Less distributions from:
Net investment income	(0.31)	(0.34)	(0.36)	(0.50)	(0.12)	(0.18)
Net realized gains	(1.46)	(0.73)	—	(0.02)	(0.73)	—
Total distributions	(1.77)	(1.07)	(0.36)	(0.52)	(0.85)	(0.18)
Net asset value, end of period	$21.30	$22.01	$19.82	$16.42	$13.14	$18.17
Total return[3]	4.95%	17.73%	23.24%	29.29%	(24.13)%	25.08%
Net assets, end of period (000s)	$2,988	$3,000	$1,725	$1,094	$919	$1,136
Ratios to average net assets:
Gross expenses	1.60%[4]	1.58%[5]	1.62%[5,6]	1.73%[5,6]	1.60%[6]	1.62%
Net expenses[7,8]	1.55 [4]	1.53 [5]	1.57 [5,6]	1.61 [5,6]	1.55 [6]	1.55
Net investment income	0.59	1.50	1.59	1.74	2.28	1.16
Portfolio turnover rate	25%	44%	63%	34%	33%[9]	41%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
1.58%and 1.53%, respectively, for the year ended September 30, 2025, 1.60% and 1.55%, respectively, for the year ended September 30, 2024 and 1.67% and 1.55%, respectively, for the year ended September 30, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.97	$19.77	$16.39	$13.11	$18.30	$14.78
Income (loss) from operations:
Net investment income	0.13	0.38	0.42	0.39	0.49	0.28
Net realized and unrealized gain (loss)	1.00	2.97	3.43	3.50	(4.57)	3.52
Total income (loss) from operations	1.13	3.35	3.85	3.89	(4.08)	3.80
Less distributions from:
Net investment income	(0.43)	(0.42)	(0.47)	(0.59)	(0.38)	(0.28)
Net realized gains	(1.46)	(0.73)	—	(0.02)	(0.73)	—
Total distributions	(1.89)	(1.15)	(0.47)	(0.61)	(1.11)	(0.28)
Net asset value, end of period	$21.21	$21.97	$19.77	$16.39	$13.11	$18.30
Total return[3]	5.30%	18.41%	23.98%	30.09%	(23.73)%	25.92%
Net assets, end of period (000s)	$75,305	$74,522	$54,683	$9,397	$5,897	$9,397
Ratios to average net assets:
Gross expenses	1.01%[4]	1.01%[5]	1.03%[5]	1.12%[5,6]	1.00%[6]	1.01%
Net expenses[7,8]	0.95 [4]	0.95 [5]	0.97 [5]	1.00 [5,6]	0.95 [6]	0.95
Net investment income	1.18	1.96	2.28	2.46	2.96	1.60
Portfolio turnover rate	25%	44%	63%	34%	33%[9]	41%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
1.01%and 0.95%, respectively, for the year ended September 30, 2025, 1.01% and 0.95%, respectively, for the year ended September 30, 2024 and 1.07% and 0.95%, respectively, for the year ended September 30, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin International Equity Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.92	$19.72	$16.35	$13.08	$18.27	$14.76
Income (loss) from operations:
Net investment income	0.12	0.40	0.42	0.39	0.49	0.37
Net realized and unrealized gain (loss)	1.01	2.96	3.44	3.51	(4.55)	3.43
Total income (loss) from operations	1.13	3.36	3.86	3.90	(4.06)	3.80
Less distributions from:
Net investment income	(0.45)	(0.43)	(0.49)	(0.61)	(0.40)	(0.29)
Net realized gains	(1.46)	(0.73)	—	(0.02)	(0.73)	—
Total distributions	(1.91)	(1.16)	(0.49)	(0.63)	(1.13)	(0.29)
Net asset value, end of period	$21.14	$21.92	$19.72	$16.35	$13.08	$18.27
Total return[3]	5.31%	18.54%	24.14%	30.14%	(23.65)%	26.02%
Net assets, end of period (millions)	$132	$157	$151,853	$137,675	$99,750	$206,307
Ratios to average net assets:
Gross expenses	0.88%[4]	0.89%[5]	0.92%[5]	1.03%[5]	0.90%	0.90%
Net expenses[6,7]	0.85 [4]	0.85 [5]	0.88 [5]	0.91 [5]	0.85	0.85
Net investment income	1.14	2.05	2.31	2.44	2.94	2.11
Portfolio turnover rate	25%	44%	63%	34%	33%[8]	41%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
0.89%and 0.85%, respectively, for the year ended September 30, 2025, 0.90% and 0.85%, respectively, for the year ended September 30, 2024 and 0.97% and 0.85%, respectively, for the year ended September 30, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin International Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Franklin International Equity Fund 2026 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Franklin International Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$777,311	$8,052,673	—	$8,829,984
Consumer Staples	4,016,671	13,283,961	—	17,300,632
Energy	1,520,465	8,658,317	—	10,178,782
Financials	2,891,648	61,876,480	—	64,768,128
Industrials	3,430,796	49,232,112	—	52,662,908
Information Technology	1,170,084	28,074,950	—	29,245,034
Materials	3,081,483	14,137,947	$0 **	17,219,430
Real Estate	1,112,142	329,003	—	1,441,145
Utilities	1,801,990	14,175,320	—	15,977,310
Other Common Stocks	—	62,207,544	—	62,207,544
Total Long-Term Investments	19,802,590	260,028,307	0 **	279,830,897
Short-Term Investments†	3,525,884	—	—	3,525,884
Total Investments	$23,328,474	$260,028,307	$0 **	$283,356,781

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
**	Amount represents less than $1.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

Franklin International Equity Fund 2026 Semi-Annual Report

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Franklin International Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Franklin International Equity Fund 2026 Semi-Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not received such amounts for an extended period of time, depending on the country of investment.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Franklin International Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $60,710.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin International Equity Fund 2026 Semi-Annual Report

Pursuant to these arrangements, at March 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2026	$28,720	$2,686	$2,585	$1,295	$9,679	$146,026
Expires September 30, 2027	15,127	936	1,097	589	16,869	79,754
Expires September 30, 2028	19,626	1,062	1,089	982	35,669	67,080
Expires September 30, 2029	11,545	616	496	704	22,050	25,299
Total fee waivers/expense reimbursements subject to recapture	$75,018	$5,300	$5,267	$3,570	$84,267	$318,159
For the six months ended March 31, 2026, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class C
FTFA recaptured	$41
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $7,131 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00%, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000  in the aggregate. These purchases do not incur an initial sales charge.
Franklin International Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended March 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$23,330	—
CDSCs	—	$1
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of March 31, 2026, Franklin Resources and its affiliates owned 33% of the Fund.
3. Investments
During the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$72,886,603
Sales	99,050,969
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$235,644,143	$61,887,199	$(14,174,561)	$47,712,638
4. Derivative instruments and hedging activities
At March 31, 2026, the Fund did not have any derivative instruments outstanding.

Franklin International Equity Fund 2026 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$231,017

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(64,328)
During the six months ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$6,431,122

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended March 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$84,134	$42,655
Class C	17,951	2,612
Class FI	3,618	2,152
Class R	7,355	3,117
Class I	—	45,936
Class IS	—	217
Total	$113,058	$96,689
Franklin International Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended March 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$11,545
Class C	616
Class FI	496
Class R	704
Class I	22,050
Class IS	25,299
Total	$60,710
6. Distributions to shareholders by class

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Net Investment Income:
Class A	$1,157,212	$795,472
Class C	35,366	26,162
Class FI	46,265	45,142
Class R	39,414	33,594
Class I	1,395,690	1,186,923
Class IS	3,050,420	3,412,713
Total	$5,724,367	$5,500,006
Net Realized Gains:
Class A	$4,451,112	$1,556,229
Class C	222,125	85,371
Class FI	186,294	92,356
Class R	186,697	73,106
Class I	4,779,545	2,052,676
Class IS	9,990,715	5,752,226
Total	$19,816,488	$9,611,964
7. Shares of beneficial interest
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Franklin International Equity Fund 2026 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	826,940	$17,116,049	1,142,204	$21,417,967
Shares issued on reinvestment	281,184	5,528,086	138,551	2,312,420
Shares repurchased	(312,225)	(6,383,380)	(473,367)	(8,629,513)
Net increase	795,899	$16,260,755	807,388	$15,100,874
Class C
Shares sold	53,008	$1,132,232	44,338	$868,874
Shares issued on reinvestment	12,689	257,461	6,469	111,259
Shares repurchased	(13,422)	(285,729)	(20,660)	(397,547)
Net increase	52,275	$1,103,964	30,147	$582,586
Class FI
Shares sold	4,220	$95,287	4,069	$78,353
Shares issued on reinvestment	10,817	226,071	7,571	133,549
Shares repurchased	(12,718)	(282,047)	(19,526)	(373,145)
Net increase (decrease)	2,319	$39,311	(7,886)	$(161,243)
Class R
Shares sold	12,989	$285,447	77,451	$1,464,537
Shares issued on reinvestment	10,793	226,110	6,035	106,700
Shares repurchased	(19,797)	(440,888)	(34,243)	(663,056)
Net increase	3,985	$70,669	49,243	$908,181
Class I
Shares sold	429,877	$9,410,801	1,280,527	$25,289,063
Shares issued on reinvestment	295,608	6,154,558	183,667	3,227,037
Shares repurchased	(566,349)	(12,397,670)	(838,757)	(15,960,935)
Net increase	159,136	$3,167,689	625,437	$12,555,165
Class IS
Shares sold	474,448	$10,227,364	762,071	$14,696,020
Shares issued on reinvestment	628,488	13,041,134	523,351	9,163,871
Shares repurchased	(2,024,120)	(44,380,418)	(1,832,261)	(36,799,701)
Net decrease	(921,184)	$(21,111,920)	(546,839)	$(12,939,810)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or
Franklin International Equity Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2026.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin International Equity Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Franklin International Equity Fund

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Franklin
International Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin International Equity Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Franklin International Equity Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90067-SFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff's comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations "principal executive officer" and "principal financial officer" in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory's actual title with respect to the Funds alongside the required designation.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 26, 2026